NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Capital contributions	$ 1,121	$ 520	$ (674)
Return of capital		(147)
Disposals	(395)	(15)	(172)
Distributions	(9)	0	0
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance	11,100
Net income (loss)	209	180	113
Capital contributions	1,121	520	(674)
Return of capital		(147)
Disposals	(395)	(15)	(172)
Ending Balance	12,303	11,100
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	11,100	11,086	10,289
Net income (loss)	209	180	113
Other comprehensive income (loss)	839	1,112	1,004
Capital contributions	1,121	520	674
Return of capital		(147)
Disposals	(395)	(15)	(172)
Distributions	(810)	(551)	(844)
Special distribution/TerraForm Power acquisition		(1,101)
Other	239	16	22
Ending Balance	12,303	11,100	11,086
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	1,002
Net income (loss)	5	(13)	0
Ending Balance	685	1,002
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	1,002	922	900
Net income (loss)	5	(13)	0
Other comprehensive income (loss)	122	100	46
Capital contributions	0	0	0
Return of capital		0
Disposals	(181)	0	0
Distributions	(18)	(8)	(24)
Special distribution/TerraForm Power acquisition		0
Other	(1)	1	0
Ending Balance	$ 685	1,002	922
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,994
Net income (loss)	43	(21)	(13)
Ending Balance	2,253	1,994
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	1,994	1,851	1,929
Net income (loss)	43	(21)	(13)
Other comprehensive income (loss)	(445)	196	134
Capital contributions	6	9	0
Return of capital		(3)
Disposals	(214)	0	(87)
Distributions	(32)	(38)	(120)
Special distribution/TerraForm Power acquisition		0
Other	11	0	8
Ending Balance	$ 2,253	1,994	$ 1,851
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0043%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.006%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,545
Net income (loss)	2	(4)	$ 8
Ending Balance	1,658	1,545
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	3,623	3,619	3,496
Net income (loss)	(16)	(52)	6
Other comprehensive income (loss)	(196)	413	427
Capital contributions	10	23	2
Return of capital		(109)
Disposals	0	0	0
Distributions	(350)	(204)	(332)
Special distribution/TerraForm Power acquisition		0
Other	155	(67)	20
Ending Balance	$ 3,618	3,623	$ 3,619
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0069%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 410	163	$ 0
Net income (loss)	38	15	6
Other comprehensive income (loss)	(150)	0	(3)
Capital contributions	924	246	159
Return of capital		0
Disposals	0	0	0
Distributions	(114)	(13)	0
Special distribution/TerraForm Power acquisition		0
Other	2	(1)	1
Ending Balance	1,410	410	163
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance	675
Net income (loss)	4	38	19
Ending Balance	$ 1,029	675
Proportion of ownership interests held by non-controlling interests	50.00%
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 627	618	276
Net income (loss)	4	35	19
Other comprehensive income (loss)	(163)	11	61
Capital contributions	0	0	268
Return of capital		(35)
Disposals	0	0	0
Distributions	(25)	(1)	(1)
Special distribution/TerraForm Power acquisition		0
Other	205	(1)	(5)
Ending Balance	974	627	618
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	97
Net income (loss)	16	16	17
Ending Balance	$ 132	97
Proportion of ownership interests held by non-controlling interests	25.00%
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 97	89	124
Net income (loss)	16	16	17
Other comprehensive income (loss)	(28)	27	(41)
Capital contributions	0	0	0
Return of capital		0
Disposals	0	0	0
Distributions	(8)	(34)	(11)
Special distribution/TerraForm Power acquisition		0
Other	(1)	(1)	0
Ending Balance	$ 132	97	89
Isagen institutional investors
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	53.00%
Isagen institutional investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,651	2,375	2,212
Net income (loss)	113	130	154
Other comprehensive income (loss)	107	325	266
Capital contributions	0	0	0
Return of capital		0
Disposals	0	0	0
Distributions	(215)	(180)	(259)
Special distribution/TerraForm Power acquisition		0
Other	0	1	2
Ending Balance	$ 2,442	2,651	2,375
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 14	13	15
Net income (loss)	1	0	1
Other comprehensive income (loss)	0	2	2
Capital contributions	0	0	(2)
Return of capital		0
Disposals	0	0	0
Distributions	(1)	0	(1)
Special distribution/TerraForm Power acquisition		0
Other	(1)	(1)	(2)
Ending Balance	$ 13	14	13
TerraForm Power public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.00%
TerraForm Power public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0	1,208	1,002
Net income (loss)	0	(31)	(79)
Other comprehensive income (loss)	0	2	112
Capital contributions	0	0	244
Return of capital		0
Disposals	0	0	0
Distributions	0	(35)	(66)
Special distribution/TerraForm Power acquisition		(1,101)
Other	0	(43)	(5)
Ending Balance	0	0	1,208
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	682	228	335
Net income (loss)	5	101	2
Other comprehensive income (loss)	(86)	36	0
Capital contributions	181	242	3
Return of capital		0
Disposals	0	(15)	(85)
Distributions	(47)	(38)	(30)
Special distribution/TerraForm Power acquisition		0
Other	(131)	128	3
Ending Balance	$ 776	$ 682	$ 228
Other | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Other | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%